Note 3 - Recent Accounting Guidance	12 Months Ended
Sep. 30, 2015
Notes to Financial Statements
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
NOTE 3. RECENT ACCOUNTING GUIDANCE

Recent accounting guidance

In July 2013, the Financial Accounting Standards Board ("FASB") issued ASU 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. The update requires the netting of unrecognized tax benefits against a deferred tax asset for the loss or other carryforward that would apply in settlement of the uncertain tax positions. The new guidance was effective for the Company beginning October 1, 2014. The adoption did not have any impact on the Company’s financial statements.

In April 2014, the FASB issued ASU 2014-8, which changes the requirement for reporting discontinued operations.A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on an entity's operations and financial results. ASU 2014-08, which is to be applied prospectively to all new disposals of components and new classifications as held for sale, will become effective in annual periods beginning on or after December 15, 2014 and interim periods within those annual periods with early adoption allowed. The Company does not anticipate that the adoption of ASU 2014-08 will have a material impact on its financial statements.

In May 2014, the FASB issued an accounting standard update on revenue recognition. The new guidance creates a single, principle-based model for revenue recognition and expands and improves disclosures about revenue. The new guidance is effective for the Company beginning October 1, 2018, and must be adopted using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach. The Company is currently evaluating the potential impact of this standard on its financial statements.

In June 2014, the FASB issued ASU 2014-12, Compensation-Stock Compensation (Topic 718), which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. ASU 2014-12 will become effective for the Company beginning October 1, 2016 and early adoption is permitted. The Company does not anticipate that the adoption of ASU 2014-08 will have a material impact on its financial statements.